Net Loss Per Share - Additional information (Details) - shares	Jun. 30, 2025	Dec. 31, 2024	Aug. 30, 2024
Earnings Per Share [Abstract]
Common stock, capital shares reserved for future issuance	40,000,000	40,000,000	40,000,000